AMERITAS LIFE INSURANCE CORP.
                                  ("AMERITAS")
               AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA
                              ("Separate Account")

                                  Supplement to
                 Ameritas No Load Variable Annuity ("NLVA 4080")
                          Prospectus Dated May 1, 2006

                          Supplement Dated May 1, 2008

Effective May 1, 2008, Ameritas will add subaccount investment options to your Policy. The following information describing the underlying portfolios for the new investment options is added to your prospectus.

A. On Page 1 of the prospectus, and at all other places where the investment options of the Separate Account are listed, the following Fund/Portfolio* information is added:

              ------------------------------------------------------------------------------------------
              AIM V.I. International Growth I              Fidelity(R) VIP Strategic Income IC
              ------------------------------------------------------------------------------------------
              AIM V.I. Leisure I                           FTVIPT Templeton Global Income Securities 2
              ------------------------------------------------------------------------------------------
              American Century VP International I          MFS(R) VIT Research International IC
              ------------------------------------------------------------------------------------------
              American Century VP Mid Cap Value I          MFS(R) VIT Utilities IC
              ------------------------------------------------------------------------------------------
              Ameritas Core Strategies                     Neuberger Berman AMT Regency I
              ------------------------------------------------------------------------------------------
              DWS Health Care VIP A                        Summit Natural Resources
              ------------------------------------------------------------------------------------------
              DWS Dreman Small Mid Value VIP A             T. Rowe Price Blue Chip Growth
              ------------------------------------------------------------------------------------------
              DWS Global Thematic VIP A                    UIF Emerging Markets Equity Portfolio,
                                                           Class I
              ------------------------------------------------------------------------------------------
               * Short cites are used in this list. "Investment Options" uses complete Portfolio names.

B. The following information is added to the Portfolio Company Operating Expenses chart (these expenses are for the year ended December 31, 2007):

--------------------------------------------------------------------------------------------------------------------------
                                                                  Acquired
                                                                  Fund Fees     Total                   Total Expenses
Subaccount's underlying             Management   12b-1    Other      and      Portfolio  Waivers and   after waivers and
Portfolio Name*                        Fees      Fees**   Fees    Expenses      Fees     Reductions    reductions if any
--------------------------------------------------------------------------------------------------------------------------
AIM VI, Series I (1)
---------------------------------------------------------------------------------------------------------------------
International Growth                    0.71%      -      0.36%     0.01%(2)    1.08%       0.01%(3)     1.07% (4)
---------------------------------------------------------------------------------------------------------------------
Leisure                                 0.75%      -      0.53%       -         1.28%       0.27%(3)     1.01% (5)
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP, Class I
---------------------------------------------------------------------------------------------------------------------
International                           1.20%      -      0.01%       -         1.21%         -          1.21%(1)
---------------------------------------------------------------------------------------------------------------------
Mid Cap Value                           1.00%      -      0.01%       -         1.01%         -          1.01%
---------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES (1,2)
---------------------------------------------------------------------------------------------------------------------
Ameritas Core Strategies                0.80%      -      0.13%       -         0.93%         -          0.93%(3)
---------------------------------------------------------------------------------------------------------------------
DWS VS I, Class A
---------------------------------------------------------------------------------------------------------------------
Health Care VIP                         0.67%      -      0.23%(1)    -         0.90%         -          0.90%
---------------------------------------------------------------------------------------------------------------------
DWS VS II, Class A
---------------------------------------------------------------------------------------------------------------------
Dreman Small Mid Value VIP              0.64%      -      0.14%(2)    -         0.78%         -          0.78%
---------------------------------------------------------------------------------------------------------------------
Global Thematic VIP                     0.92%      -      0.40%(2)  0.01%       1.33%       0.27%(3)     1.06%(4)
---------------------------------------------------------------------------------------------------------------------
FIDELITY (R) VIP, Initial Class
---------------------------------------------------------------------------------------------------------------------
Strategic Income                        0.56%      -      0.17%       -         0.73%         -          0.73%
---------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON, Class 2
---------------------------------------------------------------------------------------------------------------------
Global Income Securities(1)             0.50%    0.25%    0.14%       -         0.89%         -          0.89%
---------------------------------------------------------------------------------------------------------------------
MFS(R) VIT, Initial Class
---------------------------------------------------------------------------------------------------------------------
Research International                  0.90%      -      0.66%(1)    -         1.56%(1)    0.46%(2)     1.10%(1)
---------------------------------------------------------------------------------------------------------------------
Utilities                               0.75%      -      0.10%(1)    -         0.85%(1)    0.03%(3)     0.82%(1)
---------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT, Class I(1)
---------------------------------------------------------------------------------------------------------------------
Regency                                 0.84%      -      0.11%       -         0.95%         -          0.95%
---------------------------------------------------------------------------------------------------------------------
SUMMIT
---------------------------------------------------------------------------------------------------------------------
Natural Resources                       0.55%      -      0.20%(1)  0.56%       1.31%         -          1.31%
---------------------------------------------------------------------------------------------------------------------
T. Rowe Price
---------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                        0.85%      -      -           -         0.85%         -          0.85%
---------------------------------------------------------------------------------------------------------------------
UIF, Class I
---------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity                 1.21%      -      0.37%       -         1.58%         -          1.58%
---------------------------------------------------------------------------------------------------------------------

AIM (1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

AIM (2) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Total Expenses after Waivers and Reductions listed above may exceed the expense limit numbers. The impact of the acquired fund fees and expense are included in the total returns of the Fund.
AIM (3) Effective July 1, 2007, AIM contractually agreed to waive 100% of the advisory fee AIM receives from affiliated money market funds on investments by the fund in such affiliated money market funds. Fee Waiver reflects this agreement. This waiver agreement is in effect through at least April 30, 2009. AIM (4) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Portfolio Fees (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Portfolio Fees to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. The expense limitation agreement is in effect through at least April 30, 2009.
AIM (5) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Portfolio Fees (subject to the same exclusions discussed above in Note 4) of Series I shares to 1.01% of average daily net assets. This expense limitation agreement is in effect through at least April 30, 2009.
American Century (1) The fund pays the advisor a single, unified management fee for arranging all services necessary for the fund to operate. The fee shown is based on assets during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase. The fund expenses are based on the most recent shareholder report.
Calvert (1) The Investment Advisor (Calvert Asset Management Company, Inc.) has contractually agreed to limit direct net annual portfolio operating expenses through April 30, 2009 to 0.95%. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. Each Portfolio has an expense offset arrangement with the custodian bank whereby the custodian's fees may be paid indirectly by credits on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Under those circumstances where the Advisor has provided to the Portfolio a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by the credits earned.
Calvert (2) Management fees for the Calvert Variable Series, Inc. Portfolios include both the investment advisory fee paid by each Portfolio to the Advisor and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor. The administrative fee (as a percentage of net assets) is 0.05%.
Calvert (3) "Total Portfolio Fees" reflect an indirect fee and fees before waivers. Indirect fees result from a Portfolio's offset arrangement with the custodian bank whereby the custodian's fees may be paid indirectly by credits on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses after reductions for fees paid indirectly and fee waivers would be 0.91%.
DWS (1) "Other Fees" are based on estimated amounts for the current fiscal year. Actual expenses may be different.
DWS (2) Restated on an annual basis to reflect approved fee changes taking effect on May 1, 2008. Includes a 0.10% administrative services fee paid to the Advisor.
DWS (3) Through April 30, 2009, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 1.06%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.
DWS (4) In addition to the expenses that the portfolio bears directly, the portfolio's shareholders indirectly bear the expenses of the underlying portfolios in which the portfolio invests. The portfolio's estimated indirect expense from investing in the underlying portfolios, based on its expected allocations to the underlying portfolios, is as shown in the table.
FTVIPT (1) The Fund administration fee is paid indirectly through the management fee.
MFS (1) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Total Expenses" would be lower.
MFS (2) MFS has agreed in writing to bear the funds' expenses such that "Total Portfolio Fees", determined without giving effect to the expense offset arrangements described above, do not exceed 1.10% annually. This written agreement excludes interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses and will continue until modified by the fund's Board of Trustees.
MFS (3) MFS has agreed in writing to reduce its management fee to 0.70% annually on average daily net assets in excess of $1 billion. This written agreement will remain in effect until modified by the fund's Board of Trustees.
Neuberger Berman (1) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2011 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate 1.50% of the average daily net asset value. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation. Summit (1) The fund does not bear any direct operating expenses above the amount disclosed; any additional direct operating expenses are borne by the adviser according to the terms of the advisory agreement. Expenses of Acquired Funds are not included in this arrangement.
*Short cites are used in this chart. The "Investment Options" section uses complete Portfolio names.
**Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. We provide shareholder support and marketing services for some Subaccount portfolio investment advisers in return for annual compensation of between 0.05% and 0.25% of Subaccount assets. This compensation is reflected in the Portfolio expenses shown above.

C. The following information is added to the prospectus's Separate Account Variable Investment Options section:

--------------------------------------------------------------------------------------------------------------------
                         FUND NAME                                             Investment Adviser
Portfolio Name - Subadviser(s)                               Portfolio Type / Summary of Investment Strategy
-------------------------------------------------------------------------------------------------------------------
                AIM Variable Insurance Funds                               Invesco Aim Advisors, Inc.
--------------------------------------------------------------------------------------------------------------------
AIM V. I International Growth Fund, Series I -               Long-term growth of capital
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Leisure Fund, Series I -                            Capital growth.
--------------------------------------------------------------------------------------------------------------------
   - Subadvisers: AIM Funds Management Inc. (AIM Funds Management Inc. anticipates changing its name to Invesco
   Trimark Investment Management Inc. on or prior to December 31, 2008); Invesco Global Asset Management (N.A.),
   Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited;
   Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management
   Deutschland, GmbH; and Invesco Australia Limited
--------------------------------------------------------------------------------------------------------------------
                                                             American Century Global Investment Management, Inc.(1)
                American Century Investments                    American Century Investment Management, Inc.(2)
--------------------------------------------------------------------------------------------------------------------
American Century VP International Fund, Class I(1)           Capital growth.
--------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund, Class I(2)           Long-term capital growth; income is secondary.
--------------------------------------------------------------------------------------------------------------------
               Calvert Variable Series, Inc.*                        Calvert Asset Management Company, Inc.
--------------------------------------------------------------------------------------------------------------------
Ameritas Core Strategies Portfolio - Thornburg Investment    Long-term capital appreciation; current income is
Management, Inc.                                             secondary.
--------------------------------------------------------------------------------------------------------------------
                   DWS Variable Series I                          Deutsche Investment Management Americas Inc.
--------------------------------------------------------------------------------------------------------------------
DWS Health Care VIP Portfolio, Class A.                      Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
                   DWS Variable Series II                         Deutsche Investment Management Americas Inc.
--------------------------------------------------------------------------------------------------------------------
DWS Dreman Small Mid Cap Value VIP Portfolio, Class A        Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
DWS Global Thematic VIP Portfolio, Class A                   Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
           Fidelity(R) Variable Insurance Products                     Fidelity Management & Research Company
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Strategic Income Portfolio, Initial Class    Income.
--------------------------------------------------------------------------------------------------------------------
    Franklin Templeton Variable Insurance Products Trust               Templeton Global Advisors Limited
--------------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities Fund, Class 2             Current income, consistent with preservation of
                                                             capital, with capital appreciation as secondary.
--------------------------------------------------------------------------------------------------------------------
              MFS(R) Variable Insurance TrustSM                       Massachusetts Financial Services Company
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Research International Series, Initial Class      Capital appreciation.
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Utilities Series, Initial Class                   Total return.
--------------------------------------------------------------------------------------------------------------------
         Neuberger Berman Advisers Management Trust                     Neuberger Berman Management Inc.
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio, Class I              Capital growth.
--------------------------------------------------------------------------------------------------------------------
     Summit Mutual Funds, Inc., Summit Pinnacle Series*                 Summit Investment Partners, Inc.
--------------------------------------------------------------------------------------------------------------------
Summit Natural Resources Portfolio                           Specialty.
--------------------------------------------------------------------------------------------------------------------
             T. Rowe Price Equity Series, Inc.                           T. Rowe Price Associates, Inc.
--------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio                     Growth.
--------------------------------------------------------------------------------------------------------------------
          The Universal Institutional Funds, Inc.                  Morgan Stanley Investment Management Inc.,
                                                                                 dba Van Kampen
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I               Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------

* Calvert Variable Series, Inc. and Summit Mutual Funds, Inc., Summit Pinnacle Series ("Summit") and their investment advisers are part of the UNIFI Mutual Holding Company, the ultimate parent of Ameritas. Also, Ameritas Investment Corp., a majority owned subsidiary of Ameritas, is the underwriter for Summit.


D. Please see the respective fund prospectuses for more information about the portfolios.


All other provisions of your prospectus remain as stated in your Policy and prospectus.

          Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp.
                 If you do not have a current prospectus, please
                      contact Ameritas at 1-800-255-9678.